    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 17, 2002


                                                     1933 Act File No. 333-05677
                                                     1940 Act File No. 811-07669


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]      Pre-Effective Amendment No.

[X]      Post-Effective Amendment No.   14

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]      Amendment No.    16


                        (Check appropriate box or boxes)

BERGER WORLDWIDE FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 800, Denver, Colorado   80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Jack R. Thompson, 210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.


The series of the Berger Worldwide Funds Trust covered by this registration statement are "feeder funds" in a "master/feeder" fund arrangement. This registration statement includes a signature page for the master trust, Berger Worldwide Portfolios Trust.


It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX       on January 29, 2002, pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date), pursuant to paragraph (a)(1)
                  75 days after filing pursuant to paragraph (a)(2) on (date), pursuant to paragraph (a)(2) of Rule 485 on (date), pursuant to paragraph (a)(3)

If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (post-effective amendment 13)


Title of Securities Being Registered: Shares of Beneficial Interest of the Berger International Fund, the International Equity Fund and the Berger International CORE Fund

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on November 19, 2001 (the "Amendment") and pursuant to that paragraph would become effective on January 18, 2002.

         This Post-Effective Amendment No. 14, filed pursuant to paragraph (b) of Rule 485, hereby designates January 29, 2002 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 17th of January, 2002.


                                     BERGER WORLDWIDE FUNDS TRUST
                                     ----------------------------
                                     (Registrant)

                                     By   /s/  Jack R. Thompson
                                        ----------------------------------------
                                     Name:  Jack R. Thompson
                                           -------------------------------------
                                        Title:  President
                                               ---------------------------------

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                               Title                              Date
          ---------                               -----                              ----
/s/ Jack R. Thompson                    President (Principal                    January 17, 2002
--------------------------------        Executive Officer)
Jack R. Thompson                        and Trustee


/s/ Brian S. Ferrie                     Vice President (Principal               January 17, 2002
--------------------------------        Financial Officer)
Brian S. Ferrie


/s/ John A. Paganelli                   Vice President and Treasurer            January 17, 2002
--------------------------------        (Principal Accounting
John A. Paganelli                       Officer)


Dennis E. Baldwin*                      Trustee                                 January 17, 2002
--------------------------------
Dennis E. Baldwin

Katherine A. Cattanach*                 Trustee                                 January 17, 2002
--------------------------------
Katherine A. Cattanach


Paul R. Knapp*                          Trustee                                 January 17, 2002
--------------------------------
Paul R. Knapp


Harry T. Lewis, Jr.*                    Trustee                                 January 17, 2002
--------------------------------
Harry T. Lewis, Jr.


Michael Owen*                           Trustee                                 January 17, 2002
--------------------------------
Michael Owen


William Sinclaire*                      Trustee                                 January 17, 2002
--------------------------------
William Sinclaire


Albert C. Yates*                        Trustee                                 January 17, 2002
--------------------------------
Albert C. Yates


*By: /s/ Jack R. Thompson
     ---------------------------
Attorney-in-fact

                                   SIGNATURES

                    Berger Worldwide Portfolios Trust has duly caused this Amendment to the Registration Statement on Form N-1A of Berger Worldwide Funds Trust to be signed under the Securities Act of 1933 on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 17th day of January, 2002.

                                    BERGER WORLDWIDE PORTFOLIOS TRUST
                                    ---------------------------------
                                    (Registrant)

                                    By /s/ Jack R. Thompson
                                       -----------------------------------------
                                      Name: Jack R. Thompson
                                            ------------------------------------
                                      Title: President
                                             -----------------------------------

                    This Amendment to the Registration Statement of Berger Worldwide Funds Trust has been signed below under the Securities Act of 1933 by the following persons in the capacities indicated for Berger Worldwide Portfolios Trust and on the dates indicated.

       Signature                                          Title                                        Date
       ---------                                          -----                                        ----
/s/ Jack R. Thompson                               President (Principal                         January 17, 2002
---------------------------------                  Executive Officer)
Jack R. Thompson                                   and Trustee


/s/ Brian S. Ferrie                                Vice President (Principal                    January 17, 2002
---------------------------------                  Financial Officer)
Brian S. Ferrie


/s/ John A. Paganelli                              Vice President and Treasurer                 January 17, 2002
---------------------------------                  (Principal Accounting
John A. Paganelli                                  Officer)


Dennis E. Baldwin*                                 Trustee                                      January 17, 2002
---------------------------------
Dennis E. Baldwin


Katherine A. Cattanach*                            Trustee                                      January 17, 2002
---------------------------------
Katherine A. Cattanach


Paul R. Knapp*                                     Trustee                                      January 17, 2002
---------------------------------
Paul R. Knapp

Harry T. Lewis, Jr.*                               Trustee                                      January 17, 2002
---------------------------------
Harry T. Lewis, Jr.


Michael Owen*                                      Trustee                                      January 17, 2002
---------------------------------
Michael Owen


William Sinclaire*                                 Trustee                                      January 17, 2002
---------------------------------
William Sinclaire


Albert C. Yates*                                   Trustee                                      January 17, 2002
---------------------------------
Albert C. Yates


*By: /s/ Jack R. Thompson
     ----------------------------
Attorney-in-fact